Annual Total Returns[BarChart] - Invesco Small Cap Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.27%)	18.35%	39.90%	7.67%	(1.84%)	11.30%	24.91%	(9.01%)	24.28%	57.00%